Revision of Previously Issued Financials	9 Months Ended
Sep. 30, 2023
Revision Of Previously Issued Financials
Revision of Previously Issued Financials

2. Revision of Previously Issued Financials

During the current period, the Company discovered an error in its financial statements as of the nine months ended September 30, 2022, as filed in the Company’s Registration Statement, as filed on February 1, 2023. The Company discovered an error in its accounting for the change in fair value of shares receivable from Cizzle, which resulted in the Company understating deferred revenue and net loss. Management has evaluated this misstatement, which understated deferred revenue and net loss, and concluded it was not material to prior periods, individually or in the aggregate. Correcting the cumulative effect of the error in the current period would not have had a material effect on the results of operations for such period as the misstatement was corrected as of the year ended December 31, 2022. Therefore, the Company is revising the relevant prior period unaudited financial statements and related footnotes for this error. Additionally, comparative prior period amounts in the applicable notes to the unaudited condensed consolidated financial statements have been revised and certain prior year amounts have been adjusted for consistency with the current year presentation.

The impact of the errors described above on the condensed consolidated balance sheets as of September 30, 2022 is as follows (in thousands):

	As of September 30, 2022 (Unaudited)
	As Previously Reported	Adjustment	As Revised

Condensed Consolidated Balance Sheets (in thousands)
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Liability related to the sale of future revenue	$3,564	$191	$3,755

Stockholders’ deficit
Accumulated deficit	(7,477)	(216)	(7,693)
Accumulated other comprehensive income	1,179	25	1,204
Total stockholders’ deficit	$(6,298)	$(191)	$(6,489)

The impact of the errors described above on the condensed consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2022 is as follows (in thousands):

	For the nine months ended September 30, 2022 (Unaudited)
	As Previously Reported	Adjustment	As Revised

Condensed Consolidated Statement of Operations and Comprehensive Loss (in thousands)
Other income (expenses):
Other income (expense), net	$(114)	$(216)	$(330)
Total other (expense) income, net	(114)	(216)	(330)
Net income (loss)	$(1,600)	$(216)	$(1,816)
Comprehensive income (loss):
Foreign currency translation adjustment	1,244	25	1,269
Total comprehensive income (loss)	$(356)	$(191)	$(547)

The impact of the errors described above on the condensed consolidated statement of cash flows for the nine months ended September 30, 2022 is as follows (in thousands):

	For the nine months ended September 30, 2022 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Statement of Cash Flows (in thousands)
Cash flows from operating activities:
Net loss	$(1,600)	$(216)	$(1,816)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of Cizzle option	-	216	216